Lease liability	12 Months Ended
Dec. 31, 2020
Lease Liabilities [Abstract]
Lease liability
21.	Lease liability

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Lease liability	341	287	-
Total lease liability	341	287	-

In 2020 the lease liability recognized on the face of the balance sheet comprises of the Group’s London office and New York office (terminating May 2021).  The repayment of the principal portion of these lease liabilities for the year-ending December 31, 2020 was £450k (2019: £nil; 2018: £nil).

There are 2 short leases relating to the Buch, Germany operation not included in the lease liability above.  One is a 3-month rolling lease ending to March 2021 and the other is a 6-month rolling lease to April 2021, both automatically renew unless cancellation notice is given.